Leases (Tables)	12 Months Ended
Dec. 31, 2020
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Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2018	$350,517	$33,833	$384,350
Additions	83,389	1,381	84,770
Depreciation expense	(100,857)	(6,270)	(107,127)

Balance at December 31, 2018	$333,049	$28,944	$361,993
Additions	23,162	8,512	31,674
Depreciation expense	(95,564)	(7,260)	(102,824)

Balance at December 31, 2019	$260,647	$30,196	$290,843
Additions/(Terminations)	21,706	(1,888)	19,818
Impairment	(1,541)	—	(1,541)
Depreciation expense	(88,451)	(6,390)	(94,841)

Balance at December 31, 2020	$192,361	$21,918	$214,279

Lease liabilities

	2020	2019
Current portion of lease liability
Aircraft	$77,777	$91,246
Real estate	5,828	6,486

	$83,605	$97,732

Long-term lease liability
Aircraft	$125,216	$179,031
Real estate	21,689	27,801

	$146,905	$206,832

	$230,510	$304,564

Disclosure Of Cash Flows For Leases	Total cash outflow for leases for the years ended as December 31, 2020 and 2019:

	2020	2019
Aircraft	$97,353	$107,610
Real estate	6,039	9,458

	$103,392	$117,068

Disclosure Of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2020	2019	2018
Depreciation and amortization
Aircraft	$88,451	$95,564	$100,857
Real estate	6,390	7,260	6,270

	$94,841	$102,824	$107,127

Impairment of non financial assets
Aircraft	$1,541	$—	$—

Other operating and administrative expenses
Short-term leases	$90	$364	$1,412
Leases of low-value assets	330	733	853
Variable lease payments not include in the measurement of lease liabilities	827	706	611
Variable lease payments by rental concessions received	(489)	—	—

	$758	$1,803	$2,876
Finance cost
Aircraft	$8,185	$11,221	$12,074
Real estate	1,717	2,073	2,105
Unwinding of discount and changes in the discount rate	832	846	796

	$10,734	$14,140	$14,975

	$107,874	$118,767	$124,978

Schedule of Future Minimum Lease Receivables under Non-cancellable Leases
The future minimum lease receivables under
non-cancellable
leases are as follows:

	2020	2019
Up to one year	$3,000	$3,220
One to five years	2,875	5,875

Total minimum lease rental receivables	$5,875	$9,095